Group statement of comprehensive income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	[1]	Dec. 31, 2018	Dec. 31, 2017	[1]
Statement of comprehensive income [abstract]
Currency translation gain (charge)	$ (29)		$ (382)	$ 310
Reclassification of cost of hedging to income statement and recognised within finance costs			$ 3

[1]	Refer to note 1(d).